Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
12-month period ending June 30,	Amount
2024	$(2,048)
2025	(7,807)
2026	(9,383)
2027	(1,643)
Total	$(20,881)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2022	June 30, 2023
Hires collected in advance	$16,906	$38,775
Charter revenue resulting from varying charter rates	42,861	43,548
Unamortized balance of charters assumed	-	1,381
Total	$59,767	$83,704
Less current portion	(25,227)	(52,362)
Non-current portion	$34,540	$31,342